General	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – General

Galmed Pharmaceuticals Ltd. (the “Company”) is a clinical-stage biopharmaceutical company primarily focused on the development of therapeutics for the treatment of liver diseases.

The Company was incorporated in Israel on July 31, 2013 and commenced operations on February 2, 2014.

The Company holds a wholly owned subsidiary, Galmed International Ltd., which was incorporated in Malta. Galmed International Ltd. holds a wholly owned subsidiary, Galmed Medical Research Ltd., which was incorporated in Israel and has been an inactive company since 2015

The Company also holds a wholly owned subsidiary, Galmed Research and Development Ltd., which was incorporated in Israel.

The Company is a clinical-stage biopharmaceutical company with an operating history limited to pre-clinical and clinical drug development and has no approved products. To date, the Company has focused almost exclusively on developing its product candidate, Aramchol. The Company funded its research and development programs and operations to date primarily through proceeds from private placements and public offerings. The Company currently has no products approved for marketing and has not generated any revenue from product sales to date. As of December 31, 2017, the Company had cash and cash equivalents of $13.0 million and marketable securities of $6.0 million.

The Company has incurred operating losses in each year since inception. The Company's loss attributable to holders of its ordinary shares for the years ended December 31, 2015, 2016, and 2017 was approximately $10.6 million, $17.0 million, and $12.3 million, respectively. As of December 31, 2017, the Company had an accumulated deficit of $76.6 million. Substantially all of its operating losses resulted from costs incurred in connection with the Company’s development program and from general and administrative costs associated with its operations.

The Company will need to raise substantial, additional capital to fund its operations and to develop Aramchol for, and beyond its current development stage and any future commercialization as well as any additional indications.

Based on the Company's current operating plan, the Company's management currently estimates that its cash position will support its current clinical trial and operations through 2019.